Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 8 Leases

	December 31,
	2022	2021
Right-of-use assets
Opening balance	37,198	9,595
Additional agreements	—	34,944
Revaluation agreements	(474)	—
Termination of agreement	—	(7,625)
Exchange differences	3,485	284
Closing balance	40,209	37,198

Depreciation
Opening balance	(3,898)	(4,351)
Depreciation	(10,807)	(5,711)
Revaluation agreements	47	—
Termination of agreement	—	6,456
Exchange differences	(1,099)	(292)
Closing balance	(15,757)	(3,898)

Net book value	24,452	33,300

Depreciation on right-of-use assets is included in the consolidated statements of income under Research and development expenses amounted to SEK 1,073, SEK 997 and SEK 165 in 2022, 2021 and 2020, respectively, under Marketing and selling expenses amounted to SEK 3,743, SEK 1,522 and SEK - in 2022, 2021 and 2020, respectively, and under Administrative expenses amounted to SEK 5,991, SEK 3,192 and SEK 2,621 in 2022, 2021 and 2020, respectively.

	December 31,
Lease liabilities	2022	2021
Non-current lease liabilities	15,792	24,052
Current lease liabilities	10,374	9,591
Total	26,165	33,642

Lease liabilities are included in the consolidated statements of financial position under Non-current lease liabilities and Other current liabilities. Changes in liabilities arising from financing activities, see Note 23 Cash for further information on leasing liabilities.

	December 31,
Maturity analysis on future lease liabilities	2022	2021
<12 months	16,467	11,909
1-2 years	12,613	11,231
>2 years	10,053	16,256
	39,133	39,396

Future lease payments in accordance with the above are undiscounted.

The leases primarily comprise of leased premises for the Group. The lease agreements for leased premises have terms ending 2023 until 2026 respectively and can be extended unless one of the parties terminates the lease agreements. The Group cannot determine with reasonable certainty whether the extensions will take place based on the Group’s development and has therefore not expected utilization after the terms ending. Future lease payments are linked to the development in the CPI index, but with a limitation on negative index change. Index adjustments are included in the lease liability when they come into force and are then adjusted against the right-of-use asset. Lease of low-value assets consists mainly of storage and office equipment.

	Year Ended December 31,
	2022	2021	2020
Interest expenses attributable to lease liabilities	1,604	590	388
Expenses attributable to short-term lease	—	633	731
Expenses attributable to leasing agreements with low value	214	146	103
Expenses attributable to variable lease payments that are not included in lease liabilities	303	446	344
Expenses attributable to lease depreciation	10,807	5,711	2,786
Total expensed during the year	12,928	7,526	4,352

This year’s lease payments in the Group	13,231	6,659	4,930